Material Accounting Policy Information	9 Months Ended
Jul. 31, 2024
Material Accounting Policy Information [Abstract]
Material Accounting Policy Information
2.	Material Accounting Policy Information

a.	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) on a going concern basis.

These condensed interim consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries, Clearmindmed Ltd. and Clearmind Labs Corp. (inactive). All inter-company balances and transactions have been eliminated on consolidation.

These condensed interim consolidated financial statements have been prepared on a historical cost basis, except for financial assets and liabilities (including derivatives) which are presented at fair value through profit or loss (“FVTPL”), and are presented in United States dollars, which is the Company’s functional currency.

b.	Unaudited Interim Financial Information

Certain information and footnote disclosures normally included in financial statements prepared in accordance with IFRS have been condensed or omitted from this report, as is permitted by such rules and regulations. Accordingly, these condensed interim consolidated financial statements should be read in conjunction with the audited financial statements as of and for the year ended October 31, 2023 and the notes thereto (the “2023 Annual Report”).

The condensed interim consolidated financial statements have been prepared on the same basis as the 2023 Annual Report. In the opinion of the Company’s management, these condensed interim consolidated financial statements contain all adjustments that are necessary to present fairly the Company’s financial position and results of operations for the interim periods presented. The results for the nine months ended July 31, 2024 are not necessarily indicative of the results for the year ending October 31, 2024, or for any future period.

As of July 31, 2024, there have been no material changes in the Company’s significant accounting policies from those that were disclosed in the 2023 Annual Report except for the following:

Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements—Disclosure of Accounting Policies

The Company has adopted the amendments to IAS 1 for the first time in the current year. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions that are immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

c.	Significant Accounting Estimates and Judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make judgments, estimates, and assumptions that affect the application of policies and reported amounts of assets, liabilities, income, and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Significant Estimates

Share-based Compensation

Fair values are determined using the Black-Scholes option pricing model. Estimating fair value requires determining the most appropriate valuation model for a grant of equity instruments, which is dependent on the terms and conditions of the grant. Option-pricing models require the use of highly subjective estimates and assumptions including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates and, therefore, existing models do not necessarily provide reliable measurement of the fair value of the Company’s stock options.

Warrant Liability

The Company analyses warrants issued to determine whether they meet the classification as liabilities or equity. Derivative warrant liabilities are adjusted to reflect fair value at each reporting period, with any increase or decrease in the fair value recorded in the results of operations. The Company uses a fair valuation specialist to estimate the value of these instruments using the binomial pricing model.

The key assumptions used in the models are the expected future volatility in the price of the Company’s shares, the expected life of the warrants, the risk-free interest rate and the probability of any future adjustment event.

Significant Judgments

The critical judgments that the Company’s management has made in the process of applying the Company’s accounting policies that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

Going Concern

The application of the going concern assumption requires management to take into account all available information about the future, which is at least but not limited to, 12 months from the end of the reporting period. The Company is aware that material uncertainties related to events or conditions raise substantial doubt upon the Company’s ability to continue as a going concern.